Discontinued Operations	12 Months Ended
Dec. 02, 2012
Discontinued Operations
Discontinued Operations

Note 13: Discontinued Operations

  European Operations

        On November 18, 2010, management committed to a plan to divest the assets of its European manufacturing operations in France and Italy which represented its Europe segment. Through this transaction, the assets and liabilities of the European manufacturing operations were assumed by C.F.G. S.r.L. ("CFG"). Consideration received in this transaction was the assumption of the net debt of the European operations, which approximated 6.5 million Euro, by CFG. Concurrent with this transaction, CFG has entered into a license agreement with Sealy Corporation through which the Company will receive royalty payments on sales of Sealy and Stearns & Foster branded product in the Western European market.

        In the third quarter of fiscal 2010, the Company recorded an impairment charge of $23.0 million, net of tax, on the European manufacturing facility based on the estimated cash flows associated with the business. This charge included the accumulated foreign currency translation adjustment previously recorded in other comprehensive income. In the fourth quarter of fiscal 2010, the Company recorded a net loss on disposal of $2.4 million in connection with the sale of the business to CFG.

        The Company expects to receive income in future periods from the license arrangement to sell Sealy branded product in these markets over the term of the agreement which, initially, is five years with options to extend or renew the contract. The Company has concluded that the license fees constitute a passive royalty interest and the Company has no continuing involvement in the disposed business.

        In connection with the sale of the Company's European manufacturing operations, the Company made certain guarantees with respect to the existence of liabilities and deficiencies related to assets as of the closing date that were not reflected in the European business' financial statements as of the closing date. Further, certain guarantees were made with respect to losses or damages incurred by the purchaser related to any misrepresentations or warranties made by the Company, outstanding disputes or judicial proceedings. Such guarantees are limited to an aggregate amount of €1.8 million ($2.3 million) under the terms of the contract. During fiscal 2012, the Company settled certain outstanding claims related to these guarantees for €1.8 million ($2.3 million).

        During fiscal 2011, the Company recognized additional expenses related to the disposition of its European manufacturing operations which were primarily related to services rendered in connection with the disposition. There are no remaining assets or liabilities recorded as of December 2, 2012 related to the European manufacturing operations.

  Brazilian Operations

        In November 2010, management ceased manufacturing operations in Brazil. Concurrently, the Company entered into a license agreement with a third party to sell Sealy product in certain regions of this market. Additionally, the Company entered into a lease agreement with another third party to lease the manufacturing facility and related equipment. The property that will continue to be leased is not considered part of discontinued operations. See Note 22 for further details surrounding certain terms of the leasing arrangement.

        The Company expects to receive income in future periods from the license arrangement to sell Sealy branded product in the Brazilian markets over the term of the agreement which, initially, is 5 years with options to extend or renew the contracts. The Company has concluded that this constitutes a passive royalty interest and the Company has no continuing involvement in the disposed business.

        During fiscal 2012, 2011, and 2010, the Company continued the liquidation of certain of its assets related to its Brazil operations. The charges related to these activities were recorded as a component of discontinued operations. The remaining current assets and liabilities of the Brazilian operations reflected within the Consolidated Balance Sheet at December 2, 2012 were immaterial.

  Total Discontinued Operations

        The operating results of the discontinued operations in total are summarized below (in thousands):

	December 2, 2012	November 27, 2011	November 28, 2010
Net sales	$—	$—	$101,105
Loss before income taxes(a)	(769)	(2,116)	(36,679)
Income tax provision (benefit)	—	(135)	(679)

Loss from operations of discontinued operations	(769)	(1,981)	(36,000)
Loss on disposition of business	(1,193)	(2,251)	(2,399)

Loss from discontinued operations	$(1,962)	$(4,232)	$(38,399)

(a)
Loss before income taxes for fiscal 2010 includes a $23.0 million impairment charge related to the assets of the Company's European manufacturing operations.